Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2015
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

	June 30, 2015	December 31, 2014
Cash on hand and at banks	$21,519	$19,380
Short-term deposits	52,278	35,113
Total cash and cash equivalents	$73,797	$54,493

Short term deposits relate to time deposit accounts held in banks for general purposes.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.
The restricted cash of $6,849 for June 30, 2015 and $6,669 for December 31, 2014 was held in retention accounts in order to service debt, interest payments and pledged accounts, as required by certain of Navios Acquisition's credit facilities.